Note 10 - Loss Per Common Share - Calculation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net loss attributable to common shareholders	$ (28,780)	$ (30,989)	$ (11,134)
Weighted average common shares outstanding, basic and diluted (in shares)	23,517,479	117,104	36,362
Loss per share, basic and diluted (in dollars per share)	$ (1.22)	$ (264.63)	$ (306.20)